SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 21, 2016	Aug. 12, 2015	Mar. 11, 2015	Feb. 05, 2015	Aug. 19, 2014	Feb. 18, 2014	Aug. 12, 2013	Feb. 14, 2013	Sep. 10, 2012
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share		$ 0.095		$ 0.081	$ 0.095	$ 0.12	$ 0.09	$ 0.12	$ 0.10
Dividends Payable		$ 4,204	$ 3,582		$ 4,195	$ 4,468	$ 3,390	$ 4,397	$ 3,661
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.09
Dividends Payable	$ 3,991
Dividends Payable, Date To Be Paid	Mar. 17, 2016